MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated November 1, 2018 to the
Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.
Effective immediately, the following sentence replaces the seventh sentence of the first paragraph under the heading Principal Investment Strategies found in the supplement dated September 21, 2018 for the MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, and MassMutual RetireSMARTSM Growth Fund in the section titled Investments, Risks, and Performance:
Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-18-06

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Conservative Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
Effective immediately, the following sentence replaces the seventh sentence of the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS CNSRV-18-03

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Moderate Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
Effective immediately, the following sentence replaces the seventh sentence of the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS MOD-18-03

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Moderate Growth Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
Effective immediately, the following sentence replaces the seventh sentence of the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS MODGR-18-03

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Growth Fund
Supplement dated November 1, 2018 to the
Summary Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
Effective immediately, the following sentence replaces the seventh sentence of the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS GR-18-03